Related Party Transactions (Details Narrative) (10-K) - USD ($)				12 Months Ended
	May 25, 2018	Oct. 04, 2017	Sep. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Fees charged				$ 111,799	$ 32,327
Accounts payable related party				0		$ 900
Debt instrument converted amount	$ 2,350,000
Debt face amount				$ 138,000
Parent Company [Member]
Stock issued during reserve stock split		31,745,242	1,850,625	35,272,626
Parent Company [Member] | Notes Payable [Member]
Stock issued during reserve stock split			1,215,813
Secured notes payable				$ 1,289,361
Debt instrument converted amount			$ 412,716
Debt instrument converted shares			8,510,386
Parent Company [Member] | Revolving Line of Credit [Member]
Stock issued during reserve stock split			134,924
Debt instrument principal			$ 50,887
Line of credit converted into shares			944,436
Senior Convertible Notes [Member] | Chairman of the Board of Directors [Member]
Convertible debt						200,000
Entities affiliated owned				250,000
Senior Convertible Notes [Member] | Chief Executive Officer [Member]
Convertible debt						200,000
Entities affiliated owned				250,000
Senior Convertible Notes [Member] | Interim Chief Financial Officer [Member]
Entities affiliated owned				250,000
Corlyst [Member]
Accounts receivable related party				62,709	0	53,501
Accounts payable related party				336	$ 95	116
Officer [Member]
Due to related party and officer				100		$ 100
Funds [Member] | Senior Convertible Notes [Member]
Convertible debt		$ 1,000,000		$ 1,000,000
Funds [Member] | Common Stock [Member]
Funds owned				14,180,543
Stock issued during reserve stock split				2,025,792